NOTICE OF DISTRIBUTION OF UNDERLYING FUND SEMI-ANNUAL REPORTS

TO:	U. S. Securities and Exchange Commission
FROM:	Nationwide Life and Annuity Insurance Company (“Nationwide”)
DATE:	September 10, 2021
RE:	Nationwide VL Separate Account-D (“Registrant”)
File No. 811-08891

Nationwide hereby submits, pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940, that the semi-annual reports for the following underlying mutual funds for the period ended June 30, 2021, have been distributed to contract owners.

Some of the underlying mutual funds included in each Fund Company’s semi-annual report filings may not be available under every contract offered by the Registrant. Nationwide understands that the Fund Companies have filed (or will file) these reports with the Commission. To the extent necessary, these filings are incorporated by reference.

Fund	CIK Number
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A	0000825316
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A	0000825316
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I	0001124155
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I	0000814680
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I	0000814680
American Funds Insurance Series® - Capital World Bond Fund: Class 2	0000729528
American Funds Insurance Series® - Global Growth Fund: Class 2	0000729528
American Funds Insurance Series® - Global Small Capitalization Fund: Class 2	0000729528
American Funds Insurance Series® - Growth Fund: Class 2	0000729528
American Funds Insurance Series® - Growth-Income Fund: Class 2	0000729528
American Funds Insurance Series® - International Fund: Class 2	0000729528
American Funds Insurance Series® - New World Fund®: Class 2	0000729528
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Value V.I. Fund: Class II	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Advantage SMID Cap V.I. Fund: Class II	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II	0000355916
BlackRock Variable Series Funds, Inc. - BlackRock S&P 500 Index V.I. Fund: Class II	0000355916
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares	0001056707
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	0001056707

BNY Mellon Stock Index Fund, Inc.: Initial Shares	0000846800
Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio	0000743773
Calvert Variable Series, Inc. - Calvert VP SRI Mid Cap Portfolio	0000708950
Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class	0000814230
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class	0000814230
Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP: Class A	0001006373
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class	0001121746
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II	0000912577
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2065 Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class	0000823535
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class	0000831016
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class	0000927384
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class	0000356494
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class	0000720318
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1	0000837274
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2	0000837274
Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares	0001046292
Goldman Sachs Variable Insurance Trust - Goldman Sachs International Equity Insights Fund: Institutional Shares	0001046292

Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares	0001046292
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares	0001046292
Invesco - Invesco V.I. American Franchise Fund: Series I Shares	0000896435
Invesco - Invesco V.I. American Value Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Capital Appreciation Fund: Series I	0000896435
Invesco - Invesco V.I. Comstock Fund: Series II Shares	0000896435
Invesco - Invesco V.I. Core Equity Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series I	0000896435
Invesco - Invesco V.I. Equity and Income Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Global Fund: Series I	0000896435
Invesco - Invesco V.I. Global Real Estate Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Health Care Fund: Series I Shares	0000896435
Invesco - Invesco V.I. High Yield Fund: Series I Shares	0000896435
Invesco - Invesco V.I. International Growth Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Main Street Fund: Series I	0000896435
Invesco - Invesco V.I. Main Street Mid Cap Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Main Street Small Cap Fund: Series I	0000896435
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares	0000896435
Invesco - Invesco V.I. Technology Fund: Series I Shares	0000896435
Invesco Oppenheimer V.I. International Growth Fund: Series I	0000896435
Ivy Variable Insurance Portfolios - Delaware Ivy Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy High Income: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Mid Cap Growth: Class II	0000810016
Ivy Variable Insurance Portfolios - Delaware Ivy Small Cap Growth: Class II	0000810016
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares	0000906185
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares	0000906185
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1	0000909221
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1	0000909221
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1	0000909221
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares	0001033669
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Large Cap Value Portfolio: Class I	0001176343
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I	0001176343
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC	0000855396
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC	0000855396
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC	0000855396
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class	0000887340
MFS® Variable Insurance Trust - MFS Growth Series: Service Class	0000918571
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class	0000918571
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class	0000918571
MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class	0000918571

MFS® Variable Insurance Trust - MFS Utilities Series: Initial Class	0000918571
MFS® Variable Insurance Trust - MFS Value Series: Initial Class	0000918571
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class	0000719269
MFS® Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class	0000719269
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class	0000719269
MFS® Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class	0000719269
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class	0000719269
MFS® Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class	0001065698
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class	0001065698
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I	0001011378
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I	0001011378
Nationwide Variable Insurance Trust - NVIT Amundi Multi Sector Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT BNY Mellon Sustainable U.S. Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Columbia Overseas Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Federated High Income Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V	0000353905
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT J.P. Morgan MozaicSM Multi-Asset Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT J.P. Morgan U.S. Equity Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I	0000353905
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II	0000353905
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I	0000353905
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares	0000736913

PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class	0001047304
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Income Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class	0001047304
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class	0001047304
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class	0001047304
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB	0000822671
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB	0000822671
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class	0001006387
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class	0001006387
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio	0000918294
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II	0000918294
T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio	0000918294
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio	0000920467
VanEck VIP Trust - Global Resources Fund: Initial Class	0000811976
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I	0000792359

Questions or comments regarding this filing can be directed to Nationwide Financial - Office of Compliance at is nfscomp@nationwide.com.

Thank you.